Shareholder Fees	Jan. 31, 2026
Boston Common ESG Impact International Fund | Boston Common ESG Impact International Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Boston Common ESG Impact Emerging Markets Fund | Boston Common ESG Impact Emerging Markets Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Boston Common ESG Impact U.S. Value Fund | Boston Common ESG Impact U.S. Value Fund Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)